Fair Value Measurements - Summary of fair value measurements inputs (Detail)	Jun. 30, 2021 yr	Dec. 31, 2020 yr	Sep. 14, 2020 yr	Dec. 31, 2019
Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50	11.50
Measurement Input, Share Price [Member] | Fair Value, Inputs, Level 3 [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.69	10.84	9.60
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				70
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	40.5	22.7	22.4
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	45.2	44.3	45.5
Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.25	6.42	6.55
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.77
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.91	0.57
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				0
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0